Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend Income Fund - Class K
Bar Chart Table:
Annual Return 2019	10.61%
Annual Return 2020	8.75%
Annual Return 2021	2.84%
Annual Return 2022	(11.58%)